CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (38,531)	$ (28,354)	$ (99,574)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	6,463	6,275	5,409
Credit losses (gains) on accounts receivable	588	336	(301)
Accretion of marketable securities	(6,833)	(1,964)	0
Operating lease right-of-use asset amortization	1,893	2,015	715
Stock-based compensation expense	19,987	16,823	15,383
Impairment	0	1,361	25,801
Other operating activity	55	(150)	(340)
Changes in assets and liabilities:
Accounts receivable	(7,704)	(6,695)	5,156
Inventory	(6,679)	(8,944)	7,243
Prepaid expenses and other current assets	(443)	(2,371)	(738)
Other non-current assets	(1,215)	(717)	(822)
Accounts payable	723	1,189	(5,287)
Accrued compensation and benefits, accrued expenses, and other current liabilities	1,398	4,410	(3,599)
Deferred revenue	(794)	635	2,599
Operating lease liabilities	(4,075)	(2,645)	(266)
Other non-current liabilities	3	(53)	10
Net cash used in operating activities	(35,164)	(18,849)	(48,611)
Cash flows from investing activities:
Purchases of marketable debt securities	(295,606)	(175,613)	0
Proceeds from maturities of marketable securities	216,709	31,000	0
Purchases of property and equipment	(3,368)	(3,841)	(11,614)
Proceeds from RADx grant on assets purchased	0	0	520
Net cash provided by (used in) investing activities	(82,265)	(148,454)	(11,094)
Cash flows from financing activities:
Proceeds from common stock issued under stock plans	3,066	2,889	2,311
Payments for employee taxes withheld on stock-based compensation awards	(2,610)	(198)	0
Net cash provided by financing activities	456	2,691	2,311
Net increase (decrease) in cash, cash equivalents, and restricted cash	(116,973)	(164,612)	(57,394)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(734)	301	(538)
Cash, cash equivalents, and restricted cash at beginning of period	177,026	341,337	399,269
Cash, cash equivalents, and restricted cash at end of period	59,319	177,026	341,337
Supplemental disclosure of cash flow information:
Cash paid for taxes	875	808	684
Purchases of property and equipment in accounts payable and accruals	1,230	419	152
Operating lease right-of-use assets obtained in exchange for lease liabilities	0	0	22,494
Non-cash consideration received under product sales agreement (Note 3, 6)	$ 0	$ 775	$ 0